Financial risk management objectives and policies - Maturity profile of the Company’s Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Long-term debt	$ 78,957	$ 64,027
Financial liabilities	78,436
Sellers' credit	19,000
Lease liabilities	892	188
Trade accounts payables and other	3,589	362
Total financial liabilities	183,030	66,340
Less than 3 months [member]
IfrsStatementLineItems [Line Items]
Long-term debt	2,900	2,663
Financial liabilities	1,280
Sellers' credit	0
Lease liabilities	119	81
Accrued liabilities and other payables	2,156	1,763
Trade accounts payables and other	3,589	362
Total financial liabilities	10,044	4,869
3 to 12 months [member]
IfrsStatementLineItems [Line Items]
Long-term debt	8,508	7,781
Financial liabilities	3,836
Sellers' credit	19,000
Lease liabilities	213	107
Accrued liabilities and other payables	0	0
Trade accounts payables and other	0	0
Total financial liabilities	31,557	7,888
1 to 5 years [member]
IfrsStatementLineItems [Line Items]
Long-term debt	67,549	53,583
Financial liabilities	24,629
Sellers' credit	0
Lease liabilities	560	0
Accrued liabilities and other payables	0	0
Trade accounts payables and other	0	0
Total financial liabilities	92,738	53,583
More than 5 years [member]
IfrsStatementLineItems [Line Items]
Long-term debt	0	0
Financial liabilities	48,691
Sellers' credit	0
Lease liabilities	0	0
Accrued liabilities and other payables	0	0
Trade accounts payables and other	0	0
Total financial liabilities	$ 48,691	$ 0